Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation [Abstract]
Performance Units and Reinvested Dividends on Outstanding Performance Units

	Years Ended December 31,
Performance Units	2017	2016	2015
Awarded Units (in thousands) (a)	590.7	597.4	575.0
Weighted Average Unit Fair Value at Grant Date	$69.78	$62.77	$59.19
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2017	2016	2015
Awarded Units (in thousands) (c)	74.6	89.2	103.6
Weighted Average Fair Value at Grant Date	$72.35	$63.83	$54.35
Vesting Period (in years)	(b)	(b)	(b)

(a)	Awarded units in 2017 are mezzanine equity awards and awarded units in 2016 and 2015 are liability awards.

(b)
The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units.  Dividends on AEP career shares vest immediately when the dividend is awarded but are not settled in AEP common stock until after the participant’s AEP employment ends.

(c)	In 2017 the awarded dividends were a mix of equity awards and liability awards, while they were all liability awards in 2016 and 2015.

Summary of Performance Scores and Performance Units Earned

	Years Ended December 31,
Performance Units	2017	2016	2015
Certified Performance Score	164.8%	163.9%	176.3%
Performance Units Earned	956,055	1,111,966	1,202,107
Performance Units Mandatorily Deferred as AEP Career Shares	20,213	9,963	41,707
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	47,177	51,684	54,074
Performance Units to be Settled in Cash	888,665	1,050,319	1,106,326

Summary of Cash Payouts for Performance Units and Career Shares

	Years Ended December 31,
Performance Units and AEP Career Shares	2017	2016	2015
	(in millions)
Cash Settlements for Performance Units	$64.9	$62.7	$48.1
Cash Settlements for Career Share Distributions	—	9.1	3.0
AEP Common Stock Settlements for Career Share Distributions	0.4	—	—

Summary of Units Awarded and Fair Value of Restricted Stock Units

	Years Ended December 31,
Restricted Stock Units	2017	2016	2015
Awarded Units (in thousands)	255.8	242.0	397.5
Weighted Average Grant Date Fair Value	$65.26	$62.88	$58.56

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested

	Years Ended December 31,
Restricted Stock Units	2017	2016	2015
	(in millions)
Fair Value of Restricted Stock Units Vested	$16.1	$16.4	$18.3
Intrinsic Value of Restricted Stock Units Vested (a)	20.0	21.0	24.2

(a)	Intrinsic value is calculated as market price at exercise date.

Status of Nonvested Restricted Shares and Restricted Stock Units

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2017	603.6	$57.54
Granted	255.8	65.26
Vested	(295.1)	54.72
Forfeited	(34.7)	61.53
Nonvested as of December 31, 2017	529.6	62.13

Stock Unit Accumulation Plan for Non-employee Directors

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2017	2016	2015
Awarded Units (in thousands)	14.8	19.1	24.9
Weighted Average Grant Date Fair Value	$70.79	$64.96	$55.46

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements

	Years Ended December 31,
Share-based Compensation Plans	2017	2016	2015
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$79.5	$66.5	$63.8
Actual Tax Benefit (b)	18.9	23.3	22.3
Total Compensation Cost Capitalized	26.4	20.8	20.3

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

(b)
In December 2017, Tax Reform modified Section 162(m) of the Internal Revenue Code.  Beginning after 2017, AEP can no longer deduct compensation expense in excess of $1 million for certain named executive officers. This will reduce the tax benefit going forward.